Organization (Details) - Schedule of Warrant Activity - Warrant [Member] - USD ($)			6 Months Ended
	Dec. 31, 2023		Jun. 30, 2024
Schedule of Warrant Activity [Line Items]
Number of Warrants, Outstanding balance	7,176,389	[1]	7,176,389
Weighted Average Exercise Share Price, Outstanding balance	$ 11.5		$ 11.5
Total Intrinsic Value, Outstanding balance
Weighted Average Remaining Contractual Life, Outstanding balance	5 years 2 months 1 day	[1]	4 years 8 months 1 day
Number of Warrants, Issued, exercised or cancelled
Weighted Average Exercise Share Price, Issued, exercised or cancelled
Total Intrinsic Value, Issued, exercised or cancelled
Weighted Average Remaining Contractual Life, Issued, exercised or cancelled

[1]	The data have been retroactively restated to reflect the current capital structure of the Company.